Property and Equipment - Future minimum payments under non- cancels operating leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 35,523
2014	28,614
2015	19,194
2016	11,546
2017	10,036
2018 and thereafter	23,379
Total minimum obligations	128,292
Non-Related Party Operating Leases
Operating Leased Assets [Line Items]
2013	35,158
2014	28,249
2015	18,829
2016	11,181
2017	9,731
2018 and thereafter	23,379
Total minimum obligations	126,527
Related Party Operating Lease
Operating Leased Assets [Line Items]
2013	365
2014	365
2015	365
2016	365
2017	305
2018 and thereafter
Total minimum obligations	$ 1,765